Client Name:
Client Project Name:	PRKCM 2023-AFC2
Start - End Dates:	2/14/2022 - 5/5/2023
Deal Loan Count:	560

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	County High Cost	CMPCHC5380	ILCK High-Cost Loan by exceeding points and fees threshold	1
Total				1

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